United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07797

SUNAMERICA FOCUSED SERIES, INC.

(Exact name of registrant as specified in charter)

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311

(Address of principal executive offices)(Zip code)

Vincent M. Marra

Senior Vice President

AIG SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6464

Date of fiscal year end: October 31

Date of reporting period: July 31, 2007

Item 1. Schedule of Investments.

FOCUSED EQUITY STRATEGY PORTFOLIO@

PORTFOLIO OF INVESTMENTS — July 31, 2007 — (unaudited)

Security Description	Shares	Value (Note 1)

AFFILIATED INVESTMENT COMPANIES# — 100.1%

Domestic Equity Investment Companies — 80.2%
SunAmerica Focused Series, Inc.,
Focused Growth Portfolio,
Class A†	5,500,504	$149,173,665
SunAmerica Focused Series, Inc.,
Focused Growth and Income Portfolio,
Class A	8,772,697	179,752,555
SunAmerica Focused Series, Inc.,
Focused Value Portfolio,
Class A	6,026,918	151,335,918
Total Domestic Equity Investment Companies
(cost $488,064,410)		480,262,138

International Equity Investment Companies — 19.9%
SunAmerica Focused Series, Inc.,
Focused International Equity Portfolio,
Class A
(cost $108,611,669)	5,641,968	118,989,098
Total Long-Term Investment Companies
(cost $596,676,079)(1)	100.1%	599,251,236
Liabilities in excess of other assets	(0.1)	(747,186)

NET ASSETS	100.0%	$598,504,050

@

The Focused Equity Strategy Portfolio invests in various AIG SunAmerica Mutual Funds, some of which may not be presented in this report. Additional information on the underlying funds is available at our website, www.sunamericafunds.com.

#	See Note 3
†	Non-income producing security.
(1)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

FOCUSED MULTI-ASSET STRATEGY PORTFOLIO@

PORTFOLIO OF INVESTMENTS — July 31, 2007 — (unaudited)

Security Description	Shares	Value (Note 1)

AFFILIATED INVESTMENT COMPANIES # — 100.2%

Domestic Equity Investment Companies — 69.6%
SunAmerica Focused Series, Inc., Focused Large-Cap Growth Portfolio, Class A†	4,673,659	$88,612,572
SunAmerica Focused Series, Inc., Focused Large-Cap Value Portfolio, Class A	4,896,128	85,290,543
Sunamerica Focused Series, Inc., Focused Mid-Cap Growth Portfolio, Class A	5,194,368	79,993,273
SunAmerica Focused Series, Inc., Focused Mid-Cap Value Portfolio, Class A	4,987,674	81,398,844
SunAmerica Focused Series, Inc., Focused Small-Cap Growth Portfolio, Class A	4,795,832	85,221,937
SunAmerica Focused Series, Inc., Focused Small-Cap Value Portfolio, Class A	4,439,038	83,498,301
SunAmerica Focused Series, Inc. Focused StarALPHA Portfolio, Class A†	7,645,430	94,038,786
Total Domestic Equity Investment Companies
(cost $585,927,817)		598,054,256

Fixed Income Investment Companies — 20.5%
SunAmerica Income Funds, SunAmerica GNMA Fund, Class A	8,033,414	87,724,886
SunAmerica Income Funds, SunAmerica Strategic Bond Fund, Class A	25,210,898	88,742,361
Total Fixed Income Investment Companies (cost $179,101,061)		176,467,247

International Equity Investment Companies — 10.1%
SunAmerica Focused Series, Inc., Focused International Equity Portfolio, Class A
(cost $72,015,244)	4,112,367	86,729,811

Total Long-Term Investment Companies (cost $837,044,122) (1)	100.2%	861,251,314
Liabilities in excess of other assets	(0.2)	(1,666,697)

NET ASSETS	100.0%	$859,584,617

@

The Focused Multi-Asset Strategy Portfolio invests in various AIG SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds is available at our website, www.sunamericafunds.com.

#	See Note 3
†	Non-income producing security.
(1)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

FOCUSED BALANCED STRATEGY PORTFOLIO@

PORTFOLIO OF INVESTMENTS — July 31, 2007 — (unaudited)

Security Description	Shares	Value (Note 1)

AFFILIATED INVESTMENT COMPANIES# — 100.1%

Domestic Equity Investment Companies — 47.7%
SunAmerica Focused Series, Inc., Focused Growth Portfolio, Class A†	2,412,459	$65,425,886
SunAmerica Focused Series, Inc., Focused Growth and Income Portfolio, Class A	3,788,948	77,635,536
SunAmerica Focused Series, Inc., Focused Value Portfolio, Class A	2,507,813	62,971,174
Total Domestic Equity Investment Companies
(cost $209,271,628)		206,032,596

Fixed Income Investment Companies — 40.6%
SunAmerica Income Funds, SunAmerica GNMA Fund, Class A	8,423,023	91,979,416
SunAmerica Income Funds, SunAmerica Strategic Bond Fund, Class A	23,628,301	83,171,620
Total Fixed Income Investment Companies
(cost $177,657,393)		175,151,036

International Equity Investment Companies — 11.8%
SunAmerica Focused Series, Inc., Focused International Equity Portfolio, Class A
(cost $45,140,572)	2,413,280	50,896,065

Total Long-Term Investment Companies (cost $432,069,593) (1)	100.1%	432,079,697
Liabilities in excess of other assets	(0.1)	(588,484)

NET ASSETS	100.0%	$431,491,213

@

The Focused Balanced Strategy Portfolio invests in various AIG SunAmerica Mutual Funds, some of which may not be presented in this report. Additional information on the underlying funds is available at our website, www.sunamericafunds.com.

#	See Note 3
†	Non-income producing security.
(1)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

FOCUSED FIXED INCOME AND EQUITY STRATEGY PORTFOLIO@

PORTFOLIO OF INVESTMENTS — July 31, 2007 — (unaudited)

Security Description	Shares	Value (Note 1)

AFFILIATED INVESTMENT COMPANIES # — 100.5%

Domestic Equity Investment Companies — 29.2%
SunAmerica Focused Series, Inc. Focused StarALPHA Portfolio, Class A† (cost $18,527,657)	1,444,137	$17,762,886

Fixed Income Investment Companies — 66.7%
SunAmerica Income Funds, SunAmerica GNMA Fund, Class A	486,744	5,315,240
SunAmerica Income Funds, SunAmerica High Yield Bond Fund, Class A	1,072,288	4,846,743
SunAmerica Income Funds, SunAmerica Strategic Bond Fund, Class A	3,993,417	14,056,828
SunAmerica Income Funds, SunAmerica U.S. Government Securities Fund, Class A	1,794,002	16,379,240
Total Fixed Income Investment Companies
(cost $40,995,299)		40,598,051

International Equity Investment Companies — 4.6%
SunAmerica Focused Series, Inc., Focused International Equity Portfolio, Class A (cost $2,397,063)	131,329	2,769,737

Total Long-Term Investment Companies (cost $61,920,019) (1)	100.5%	61,130,674
Liabilities in excess of other assets	(0.5)	(279,048)

NET ASSETS	100.0%	$60,851,626

@

The Focused Fixed Income and Equity Strategy Portfolio invests in various AIG SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds is available at our website, www.sunamericafunds.com.

#	See Note 3
†	Non-income producing security.
(1)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

Focused Fixed Income Strategy Portfolio@

PORTFOLIO OF INVESTMENTS — July 31, 2007 — (unaudited)

Security Description	Shares	Value (Note 1)

AFFILIATED INVESTMENT COMPANIES # — 100.7%

Domestic Equity Investment Companies — 10.6%
SunAmerica Focused Series, Inc. Focused StarAlpha Portfolio, Class A†
(cost $2,728,206)	211,426	$2,600,544

Fixed Income Investment Companies — 90.1%
SunAmerica Income Funds, SunAmerica GNMA Fund, Class A	496,258	5,419,142
SunAmerica Income Funds, SunAmerica High Yield Bond Fund, Class A	495,057	2,237,659
SunAmerica Income Funds, SunAmerica Strategic Bond Fund, Class A	2,110,107	7,427,578
SunAmerica Income Funds, SunAmerica U.S. Government Securities Fund, Class A	778,943	7,111,748
Total Fixed Income Investment Companies
(cost $22,514,836)		22,196,127

Total Long-Term Investment Companies (cost $25,243,042) (1)	100.7%	24,796,671
Liabilities in excess of other assets	(0.7)	(171,502)

NET ASSETS	100.0%	$24,625,169

@

The Focused Fixed Income Strategy Portfolio invests in various AIG SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds is available at our website, www.sunamericafunds.com.

#	See Note 3
†	Non-income producing security.
(1)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

Focused Large-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2007 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 99.8%

Aerospace/Defense — 13.2%
General Dynamics Corp.	340,000	$26,710,400
Lockheed Martin Corp.	519,160	51,126,877
Raytheon Co.	440,000	24,358,400
		102,195,677

Agricultural Chemicals — 3.1%
Potash Corp. of Saskatchewan, Inc.	300,000	24,222,000

Applications Software — 3.6%
Microsoft Corp.	950,000	27,540,500

Cable TV — 6.0%
Comcast Corp. Class A†	968,000	25,429,360
The DIRECTV Group, Inc.†	941,533	21,099,755
		46,529,115

Casino Hotel — 4.0%
Las Vegas Sands Corp.†	350,000	30,537,500

Cellular Telecom — 3.0%
America Movil SAB de CV,
Series L ADR	384,930	23,049,608

Computers — 13.9%
Apple, Inc.†	390,000	51,386,400
Hewlett-Packard Co.	610,000	28,078,300
International Business Machines Corp.	250,000	27,662,500
		107,127,200

Diversified Manufacturing Operations — 3.7%
Honeywell International, Inc.	500,000	28,755,000

Insurance-Multi-line — 2.7%
Loews Corp.	441,000	20,903,400

Medical Products — 2.8%
Stryker Corp.	343,000	21,413,490

Medical-Biomedical/Gene — 3.5%
Genentech, Inc.†	360,000	26,776,800

Medical-HMO — 7.0%
Aetna, Inc.	600,000	28,842,000
UnitedHealth Group, Inc.	523,000	25,328,890
		54,170,890

Metal Processors & Fabrication — 3.3%
Precision Castparts Corp.	184,300	25,260,158

Multimedia — 3.6%
The Walt Disney Co.	850,000	28,050,000

Oil Companies-Integrated — 3.6%
Exxon Mobil Corp.	330,000	28,092,900

Oil Refining & Marketing — 3.6%
Valero Energy Corp.	410,000	27,474,100

Oil-Field Services — 3.6%
Schlumberger, Ltd.	290,000	27,468,800

Pharmacy Services — 3.9%
Medco Health Solutions, Inc.†	370,000	30,069,900

Real Estate Operations & Development — 2.2%
Brookfield Asset Management, Inc. Class A	478,500	16,814,490

Retail-Restaurants — 5.9%
McDonald’s Corp.	952,300	45,586,601

Telephone-Integrated — 3.6%
AT&T, Inc.	710,000	27,803,600

Total Long-Term Investment Securities (cost $668,786,372)		769,841,729

REPURCHASE AGREEMENTS — 0.9%
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 07/31/07, to be repurchased 08/01/07 in the amount of $4,930,411 and collateralized by $4,915,000 of Federal National Mtg. Assoc. Notes, bearing interest at 4.75% due 08/03/07 and having approximate value of $5,031,731	$4,930,000	4,930,000
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 07/31/07, to be repurchased 08/01/07 in the amount of $2,235,186 and collateralized by $2,295,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 5.40% due 03/17/21 and having approximate value of $2,280,021	2,235,000	2,235,000
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 07/31/07, to be repurchased 08/01/07 in the amount of $237,020 and collateralized by $250,000 of Federal National Mtg. Assoc. Notes, bearing interest at 6.00% due 07/25/25 and having approximate value of $242,813	237,000	237,000

Total Repurchase Agreements
(cost $7,402,000)		7,402,000

TOTAL INVESTMENTS (cost $676,188,372) (1)	100.7%	777,243,729
Liabilities in excess of other assets	(0.7)	(5,604,943)

NET ASSETS	100.0%	$771,638,786

†	Non-income producing security.
(1)	See Note 4 for cost of investments on a tax basis.
ADR	- American Depository Receipt

See Notes to Portfolio of Investments

Focused Growth Portfolio@

PORTFOLIO OF INVESTMENTS — July 31, 2007 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 90.2%
Agricultural Operations — 5.2%
Bunge, Ltd.	296,115	$26,830,980

Brewery — 2.7%
Carlsberg A/S (1)	110,400	14,219,663

Casino Hotel — 3.7%
Wynn Resorts, Ltd.	202,000	19,505,120

Commercial Services — 3.8%
AerCap Holdings NV†	249,000	6,464,040
Iron Mountain, Inc.†	504,200	13,507,518
		19,971,558

Computers — 6.4%
Apple, Inc.†	253,615	33,416,312

Data Processing/Management — 3.1%
MoneyGram International, Inc.	631,200	16,152,408

Decision Support Software — 0.9%
Cognos, Inc.†	122,700	4,922,724

Disposable Medical Products — 3.0%
C.R. Bard, Inc.	201,800	15,835,246

E-Commerce/Products — 2.3%
NutriSystem, Inc.†	214,600	11,957,512

Electronic Connectors — 2.9%
Amphenol Corp., Class A	445,500	15,262,830

Finance-Investment Banker/Broker — 4.0%
MF Global, Ltd.†	507,600	12,654,468
UBS AG	149,830	8,251,138
		20,905,606

Finance-Other Services — 3.8%
CME Group, Inc.	36,100	19,945,250

Hotel/Motel — 3.6%
Wyndham Worldwide Corp.†	556,280	18,718,822

Investment Management/Advisor Services — 0.5%
Fortress Investment Group LLC, Class A	138,470	2,626,776

Medical Information Systems — 2.5%
Allscripts Healthcare Solutions, Inc.†	564,500	12,842,375

Medical Instruments — 5.8%
Intuitive Surgical, Inc.†	142,445	30,285,232

Medical-Biomedical/Gene — 4.9%
Celgene Corp.†	421,688	25,537,425

Physical Therapy/Rehabilation Centers — 2.3%
Psychiatric Solutions, Inc.†	343,200	11,699,688

Printing-Commercial — 2.5%
VistaPrint, Ltd.†	376,370	12,853,036

Real Estate Management/Services — 2.3%
CB Richard Ellis Group, Inc., Class A†	349,700	12,211,524

Retail-Apparel/Shoe — 2.9%
Abercrombie & Fitch Co., Class A	217,270	15,187,173

Retail-Office Supplies — 2.3%
Office Depot, Inc.†	473,300	11,813,568

Retail-Restaurants — 4.3%
Chipotle Mexican Grill, Inc., Class A†	251,060	22,178,640

Telecom Services — 6.3%
Amdocs, Ltd.†	430,800	15,590,652
NeuStar Inc., Class A†	589,500	17,001,180
		32,591,832

Transactional Software — 3.7%
Systems Xcellence, Inc.† (1)	678,400	19,204,799

Web Portals/ISP — 4.5%
Google, Inc., Class A†	45,980	23,449,800

Total Long-Term Investment Securities (cost $388,635,715)		470,125,899

SHORT-TERM INVESTMENT SECURITIES — 2.9%

Commercial Paper — 1.9%
Rabobank USA Financial Corp. 5.33% due 08/01/07	$10,100,000	10,100,000

U.S. Government Agencies — 1.0%
Federal Home Loan Bank Discount Notes
5.09% due 08/01/07	5,000,000	5,000,000

Total Short-Term Investment Securities (cost $15,100,000)		15,100,000

REPURCHASE AGREEMENTS (2) — 9.2%
State Street Bank & Trust Co.
Joint Repurchase Agreement	17,868,000	17,868,000
UBS Securities, LLC Joint Repurchase Agreement	30,000,000	30,000,000

Total Repurchase Agreements (cost $47,868,000)		47,868,000

TOTAL INVESTMENTS (cost $451,603,715) (3)	102.3%	533,093,899
Liabilities in excess of other assets	(2.3)	(12,103,608)

NET ASSETS	100.0%	$520,990,291

@	On November 21, 2006 Focused Multi-Cap Growth Portfolio changed its name to Focused Growth Portfolio.
†	Non-income producing security.
(1)	Security was valued using fair value procedures at July 31, 2007. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(2)	See Note 2 for details of Joint Repurchase Agreement.
(3)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

FOCUSED MID-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS — July 31, 2007 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 91.8%
Advanced Materials — 3.8%
Hexcel Corp.†	161,390	$3,508,619

Agricultural Chemicals — 5.7%
CF Industries Holdings, Inc.	53,865	3,096,160
Syngenta AG ADR	58,500	2,204,865
		5,301,025

Auto-Heavy Duty Trucks — 1.6%
Oshkosh Truck Corp., Class B	25,600	1,465,600

Building Products-Cement — 2.2%
Martin Marietta Materials, Inc.	14,800	2,027,600

Casino Services — 2.3%
International Game Technology	61,635	2,176,948

Commercial Services-Finance — 3.6%
Wright Express Corp.†	97,700	3,327,662

Computer Services — 2.8%
IHS, Inc.†	54,800	2,598,616

Data Processing/Management — 3.7%
Global Payments, Inc.	93,730	3,505,502

Dialysis Centers — 6.7%
DaVita, Inc.†	119,000	6,299,860

Distribution/Wholesale — 2.0%
Pool Corp.	55,800	1,875,438

Electronic Components-Semiconductors — 2.2%
Intersil Corp., Class A	70,200	2,053,350

Engineering/R&D Services — 5.3%
McDermott International, Inc.†	59,800	4,959,812

Entertainment Software — 3.6%
Electronic Arts, Inc.†	69,370	3,374,157

Finance-Commercial — 1.9%
CapitalSource, Inc.	95,300	1,810,700

Industrial Gases — 4.0%
Airgas, Inc.	79,700	3,721,990

Instruments-Scientific — 3.2%
Thermo Fisher Scientific, Inc.†	58,100	3,033,401

Investment Management/Advisor Services — 7.5%
Affiliated Managers Group, Inc.†	35,400	4,000,200
Ameriprise Financial, Inc.	49,365	2,975,229
		6,975,429

Metal-Diversified — 2.9%
Freeport-McMoRan Copper & Gold, Inc.	28,560	2,684,069

Oil & Gas Drilling — 3.3%
ENSCO International, Inc.	50,805	3,102,661

Retail-Jewelry — 0.7%
Tiffany & Co.	13,000	627,250

Steel-Producer — 1.8%
Carpenter Technology Corp.	14,350	1,703,201

Telecom Services — 9.6%
Amdocs, Ltd.†	178,190	6,448,696
NeuStar Inc., Class A†	87,800	2,532,152
		8,980,848
Telecommunication Equipment — 3.9%
CommScope, Inc.†	67,700	3,684,911

Transport-Marine — 2.0%
American Commercial Lines, Inc. Class A†	82,950	1,837,342

Wireless Equipment — 3.3%
American Tower Corp.†	74,200	3,091,172

X-Ray Equipment — 2.2%
Hologic, Inc.†	39,750	2,059,050

Total Long-Term Investment Securities (cost $79,500,663)		85,786,213

SHORT-TERM INVESTMENT SECURITIES — 11.9%
Time Deposits — 11.9%
Euro Time Deposit with State Street Bank & Trust Co. 1.80% due 08/01/07	$159,000	159,000
Euro Time Deposit with State Street Bank & Trust Co. 2.80% due 08/01/07	4,734,000	4,734,000
Euro Time Deposit with State Street Bank & Trust Co. 4.05% due 08/01/07	6,203,000	6,203,000

Total Short-Term Investment Securities (cost $11,096,000)		11,096,000

TOTAL INVESTMENTS (cost $90,596,663) (1)	103.7%	96,882,213
Liabilities in excess of other assets	(3.7)	(3,451,809)

NET ASSETS	100.0%	$93,430,404

†	Non-income producing security.
(1)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depository Receipt

See Notes to Portfolio of Investments

FOCUSED SMALL-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS––July 31, 2007 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 98.9%
Advertising Services — 1.4%
inVentiv Health, Inc.†	127,100	$4,509,508

Aerospace/Defense-Equipment — 0.9%
BE Aerospace, Inc.†	73,100	2,964,936

Apparel Manufacturers — 6.4%
Carter’s, Inc.†	120,000	2,540,400
Guess ?, Inc.	196,800	9,346,032
Volcom, Inc.†	248,900	8,830,972
		20,717,404
Building-Residential/Commerical — 0.7%
Brookfield Homes Corp.	105,000	2,226,000

Casino Hotel — 3.6%
Wynn Resorts, Ltd.	120,000	11,587,200

Commercial Services — 1.6%
ChoicePoint, Inc.†	130,000	5,036,200

Computers-Integrated Systems — 1.7%
Riverbed Technology, Inc.†	125,700	5,550,912

Consulting Services — 1.9%
Forrester Research, Inc.†	78,600	1,950,852
Huron Consulting Group, Inc.†	62,200	4,225,246
		6,176,098

Diversified Minerals — 1.2%
HLTH Corp.†	300,000	3,798,000

E-Commerce/Products — 3.3%
NutriSystem, Inc.†	194,800	10,854,256

E-Marketing/Info — 1.9%
Digital River, Inc.†	135,500	6,098,855

Electronic Measurement Instruments — 1.6%
Itron, Inc.†	66,800	5,305,924

Electronics-Military — 1.9%
EDO Corp.	184,800	6,107,640

Finance-Consumer Loans — 1.5%
Portfolio Recovery Associates, Inc.†	91,100	4,759,975

Finance-Investment Banker/Broker — 2.0%
Jefferies Group, Inc.	250,000	6,567,500

Footwear & Related Apparel — 1.2%
Heelys, Inc.†	184,900	4,049,310

Insurance-Property/Casualty — 2.4%
Arch Capital Group, Ltd.†	110,000	7,662,600

Internet Application Software — 0.8%
CyberSource Corp.†	227,300	2,616,223

Internet Content-Information/News — 1.8%
Baidu.com ADR†	28,600	5,776,628

Investment Management/Advisor Services — 1.1%
Cohen & Steers, Inc.	100,000	3,445,000

Medical Information Systems — 1.8%
Allscripts Healthcare Solutions, Inc.†	253,200	5,760,300

Medical Instruments — 6.5%
Edwards Lifesciences Corp.†	163,000	7,491,480
Intuitive Surgical, Inc.†	41,385	8,798,865
Kyphon, Inc.†	72,000	4,724,640
		21,014,985

Medical Products — 1.6%
Accuray, Inc.†	270,600	5,117,046

Medical-Biomedical/Gene — 4.7%
Illumina, Inc.†	204,800	9,332,736
Omrix Biopharmaceuticals, Inc.†	206,800	5,931,024
		15,263,760
Medical-Drugs — 1.8%
Cubist Pharmaceuticals, Inc.†	258,200	5,954,092

Medical-HMO — 5.7%
AMERIGROUP Corp.†	425,000	11,764,000
WellCare Health Plans, Inc.†	66,600	6,743,916
		18,507,916

Medical-Nursing Homes — 3.5%
Manor Care, Inc.	180,000	11,403,000

Networking Products — 3.4%
Acme Packet, Inc.†	368,300	4,069,715
Atheros Communications, Inc.†	250,000	6,970,000
		11,039,715

Oil & Gas Drilling — 4.5%
Atwood Oceanics, Inc.†	90,500	6,208,300
Helmerich & Payne, Inc.	260,000	8,416,200
		14,624,500

Oil Companies-Exploration & Production — 3.1%
Carrizo Oil & Gas, Inc.†	149,800	5,478,186
Encore Acquisition Co.†	175,000	4,527,250
		10,005,436

Retail-Apparel/Shoe — 1.9%
Under Armour, Inc., Class A†	100,400	6,165,564

Retail-Automobile — 1.8%
CarMax, Inc.†	240,000	5,743,200

Retail-Bedding — 1.6%
Select Comfort Corp.†	326,250	5,200,425

Retail-Restaurants — 2.2%
Chipotle Mexican Grill, Inc., Class A†	17,300	1,528,282
The Cheesecake Factory, Inc.†	225,000	5,539,500
		7,067,782

Retail-Sporting Goods — 1.4%
Zumiez, Inc.†	126,800	4,690,332

School — 2.7%
DeVry, Inc.	270,000	8,748,000

Semiconductor Equipment — 3.2%
FormFactor, Inc.†	125,000	4,798,750
Tessera Technologies, Inc.†	137,800	5,667,714
		10,466,464

Soap & Cleaning Preparation — 1.5%
Church & Dwight Co., Inc.	100,000	4,906,000

Transactional Software — 1.6%
Innerworkings, Inc.†	172,100	2,297,535

Systems Xcellence, Inc.(1)	103,682	2,920,722
		5,218,257
Transport-Services — 2.1%
C.H. Robinson Worldwide, Inc.	140,000	6,811,000

Wireless Equipment — 1.6%
Novatel Wireless, Inc.†	238,800	5,141,364

X-Ray Equipment — 1.8%
Hologic, Inc.†	110,800	5,739,440

Total Long-Term Investment Securities
(cost $259,362,898)		320,398,747

REPURCHASE AGREEMENTS — 1.7%
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 07/31/07, to be repurchased 08/01/07 in the amount of $2,253,188 and collateralized by $2,355,000 of Federal Home Loan Mtg. Notes, bearing interest at 5.20% due 03/05/19 and having approximate value of $2,299,085	$2,253,000	2,253,000
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 07/31/2007, to be repurchased 08/01/07 in the amount of $1,780,148 and collateralized by $1,825,000 of Federal National Mtg. Assoc. Notes, bearing interest at 4.25% due 05/15/2009 and having approximate value of $1,820,058	1,780,000	1,780,000
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 07/31/07, to be repurchased 08/01/07 in the amount of $1,270,106 and collateralized by $1,300,000 of Federal Home Loan Mtg. Disc. Notes, bearing interest at 5.63% due 08/16/07 and having approximate value of $1,296,750	1,270,000	1,270,000

Total Repurchase Agreements (cost $5,303,000)		5,303,000

TOTAL INVESTMENTS (cost $264,665,898) (2)	100.6%	325,701,747
Liabilities in excess of other assets	(0.6)	(1,832,355)

NET ASSETS	100.0%	$323,869,392

†	Non-income producing security
(1)	Security was valued using fair value procedures at July 31, 2007. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(2)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depository Receipt.

See Notes to Portfolio of Investments

FOCUSED LARGE-CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS — July 31, 2007 — (unaudtied)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 94.4%
Banks-Super Regional — 3.5%
Bank of America Corp.	106,700	$5,059,714
Wachovia Corp.	67,800	3,200,838
		8,260,552
Cable TV — 2.8%
Comcast Corp. Class A†	250,600	6,583,262

Computers — 6.9%
Hewlett-Packard Co.	187,000	8,607,610
International Business Machines Corp.	69,000	7,634,850
		16,242,460
Diversified Manufacturing Operations — 6.9%
General Electric Co.	416,500	16,143,540

Finance-Investment Banker/Broker — 5.8%
Citigroup, Inc.	149,100	6,943,587
Merrill Lynch & Co., Inc.	89,700	6,655,740
		13,599,327
Finance-Mortgage Loan/Banker — 3.4%
Freddie Mac	138,500	7,931,895

Food-Retail — 3.3%
Safeway, Inc.	241,000	7,680,670

Insurance-Life/Health — 3.5%
CIGNA Corp.	159,000	8,210,760

Insurance-Property/Casualty — 3.7%
The Travelers Cos., Inc.	170,000	8,632,600

Medical Products — 2.9%
Johnson & Johnson	111,760	6,761,480

Medical-Drugs — 4.2%
Pfizer, Inc.	416,600	9,794,266

Medical-HMO — 4.0%
UnitedHealth Group, Inc.	194,600	9,424,478

Office Automation & Equipment — 3.3%
Xerox Corp.†	438,000	7,647,480

Oil Companies-Exploration & Production — 4.4%
Anadarko Petroleum Corp.	203,200	10,227,056

Oil Companies-Integrated — 18.6%
Chevron Corp.	175,800	14,988,708
ConocoPhillips	175,500	14,187,420
Exxon Mobil Corp.	81,400	6,929,582
Marathon Oil Corp.	136,000	7,507,200
		43,612,910
Pharmacy Services — 3.7%
Medco Health Solutions, Inc.†	108,000	8,777,160

Retail-Building Products — 1.6%
Home Depot, Inc.	102,100	3,795,057

Savings & Loans/Thrifts — 1.8%
Washington Mutual, Inc.	111,900	4,199,607

Telephone-Integrated — 6.0%
AT&T, Inc.	170,600	6,680,696
Qwest Communications International, Inc.†	869,000	7,412,570
		14,093,266
Tobacco — 4.1%
Altria Group, Inc.	145,300	9,658,091

Total Common Stock
(cost $205,206,431)		221,275,917

EXCHANGE TRADED FUNDS — 3.0%
Index Fund-Mid Cap — 3.0%
Utilities Select Sector SPDR Fund (cost $7,560,869)
	183,800	6,984,400
Total Long-Term Investment Securities (cost $212,767,300)		228,260,317

REPURCHASE AGREEMENT — 1.9%
State Street Bank & Trust Co.
Joint Repurchase Agreement (1)
(cost $4,473,000)	$4,473,000	4,473,000

TOTAL INVESTMENTS
(cost $217,240,300) (2)	99.3%	232,733,317
Other assets less liabilities	0.7	1,559,113

NET ASSETS	100.0%	$234,292,430

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

FOCUSED VALUE PORTFOLIO@

PORTFOLIO OF INVESTMENTS — July 31, 2007 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 92.6%
Banks-Fiduciary — 3.3%
The Bank of New York Mellon Corp.	602,173	$25,622,461

Banks-Super Regional — 4.4%
Wachovia Corp.	730,631	34,493,090

Broadcast Services/Program — 2.8%
Clear Channel Communications, Inc.	584,100	21,553,290

Cellular Telecom — 1.8%
NTT DoCoMo, Inc. ADR	992,000	13,699,520

Chemicals-Diversified — 1.6%
The Dow Chemical Co.	292,000	12,696,160

Diversified Operations — 5.2%
Hutchison Whampoa, Ltd. (1)	3,805,000	40,538,644

Electronic Components-Misc. — 3.5%
AVX Corp.	1,683,700	26,922,363

Finance-Investment Banker/Broker — 2.4%
Charles Schwab Corp.	926,600	18,652,458

Insurance-Life/Health — 2.3%
Power Corp Of Canada (1)	486,850	17,706,955

Insurance-Property/Casualty — 3.8%
ProAssurance Corp.†	600,100	29,632,938

Machinery-Farming — 2.0%
Alamo Group, Inc.	602,177	15,614,450

Medical-Drugs — 3.3%
Pfizer, Inc.	1,088,000	25,578,880

Oil Companies-Exploration & Production — 8.0%
Devon Energy Corp.	386,400	28,829,304
EnCana Corp.	554,497	33,813,227
		62,642,531
Photo Equipment & Supplies — 2.5%
Eastman Kodak Co.	787,000	19,871,750

Publishing-Newspapers — 6.6%
The New York Times Co., Class A	1,030,000	23,545,800
The Washington Post Co., Class B	34,900	27,597,175
		51,142,975

Real Estate Operations & Development — 6.3%
Forest City Enterprises, Inc., Class A	374,012	20,349,993
Hang Lung Group, Ltd. (1)	1,333,000	6,657,053
Hang Lung Properties, Ltd. (1)	6,010,000	22,072,916
		49,079,962
Retail-Auto Parts — 2.5%
AutoZone, Inc.†	153,500	19,465,335

Retail-Building Products — 7.2%
Home Depot, Inc.	1,517,800	56,416,626

Semiconductors Components-Intergrated Circuits — 6.0%
Linear Technology Corp.	559,743	19,954,838
Maxim Integrated Products, Inc.	853,000	27,040,100
		46,994,938
Steel-Producer — 5.3%
POSCO ADR	290,900	41,438,705

Telephone-Integrated — 9.3%
Deutsche Telekom AG ADR	1,376,000	23,639,680
Verizon Communications, Inc.	589,000	25,103,180
Windstream Corp.	1,745,705	24,020,901
		72,763,761
Transport-Marine — 2.5%
Teekay Corp.	351,600	19,714,212

Total Long-Term Investment Securities
(cost $613,255,300)		722,242,004

REPURCHASE AGREEMENTS — 7.9%
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 07/31/07, to be repurchased 08/01/07 in the amount of $19,011,584 and collateralized by $18,945,000 of Federal Home Loan Mtg. Notes, bearing interest at 5.15% due 08/15/07 and having approximate value of $19,394,944	$19,010,000	19,010,000
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 07/31/07, to be repurchased 08/01/07 in the amount of $30,976,581 and collateralized by $31,675,000 of Federal Home Loan Mtg. Notes, bearing interest at 5.63% due 08/16/07 and having approximate value of $31,595,813	30,974,000	30,974,000
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 07/31/07, to be repurchased 08/01/07 in the amount of $11,861,988 and collateralized by $12,180,000 of Federal Home Loan Mtg. Notes, bearing interest at 5.40% due 03/17/21 and having approximate value of $12,100,501	11,861,000	11,861,000
Total Repurchase Agreements
(cost $61,845,000)		61,845,000

TOTAL INVESTMENTS
(cost $675,100,300) (2)	100.5%	784,087,004
Liabilities in excess of other assets	(0.5)	(4,024,159)

NET ASSETS	100.0%	$780,062,845

@	On November 21, 2006 Focused Multi-Cap Value Portfolio changed its name to Focused Value Portfolio.
†	Non-income producing security.
(1)	Security was valued using fair value procedures as July 31, 2007. See Note 1 regarding fair value pricing procedures for foreign equity securties.
(2)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depository Receipt

See Notes to Portfolio of Investments

FOCUSED MID-CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS — July 31, 2007 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 87.6%
Advertising Services — 0.7%
R.H. Donnelley Corp.	12,000	$750,360

Airport Development/Maintenance — 1.9%
Beijing Capital International Airport Co., Ltd. (1)	1,150,000	1,904,176

Auto-Heavy Duty Trucks — 2.9%
Oshkosh Truck Corp., Class B	50,000	2,862,500

Chemicals-Specialty — 3.0%
Cytec Industries, Inc.	44,000	2,947,560

Diversified Manufacturing Operations — 5.5%
Crane Co.	48,000	2,201,280
Harsco Corp.	62,000	3,264,920
		5,466,200
Electric-Integrated — 11.1%
Allegheny Energy, Inc.†	116,000	6,058,680
CMS Energy Corp.	144,000	2,327,040
Sierra Pacific Resources†	160,000	2,542,400
		10,928,120
Electronic Components-Misc. — 3.6%
Flextronics International, Ltd.†	320,000	3,574,400

Electronic Connectors — 3.4%
Thomas & Betts Corp.†	54,000	3,337,200

Engineering/R&D Services — 3.8%
Shaw Group, Inc.†	70,000	3,725,400

Finance-Other Services — 11.4%
CME Group, Inc.	8,250	4,558,125
Hong Kong Exchanges & Clearing, Ltd. (1)	30,000	490,450
NYSE Euronext†	60,000	4,621,200
The Nasdaq Stock Market, Inc.	52,000	1,600,040
		11,269,815
Home Decoration Products — 2.9%
Newell Rubbermaid, Inc.	107,000	2,830,150

Hotel/Motel — 3.0%
Wyndham Worldwide Corp.†	88,000	2,961,200

Instruments-Scientific — 2.6%
Thermo Fisher Scientific, Inc.†	50,000	2,610,500

Investment Companies — 0.0%
BAM Investments, Ltd.† (1)	1,000	26,012

Machine Tools & Related Products — 4.3%
Kennametal, Inc.	55,000	4,216,300

Machinery-General Industrial — 3.3%
Albany International Corp., Class A	86,000	3,223,280

Machinery-Print Trade — 2.2%
Zebra Technologies Corp., Class A†	60,000	2,173,800

Metal Processors & Fabrication — 2.3%
Commercial Metals Co.	75,000	2,313,000

Oil Companies-Exploration & Production — 1.5%
Canadian Oil Sands Trust (1)	50,000	1,526,997

Paper & Related Products — 3.1%
Temple-Inland, Inc.	52,500	3,051,825

Publishing-Periodicals — 3.1%
Idearc, Inc.	89,000	3,089,190

Retail-Apparel/Shoe — 3.4%
Foot Locker, Inc.	180,000	3,340,800

Specified Purpose Acquisitions — 3.0%
Group Bruxelles Lambert SA (1)	24,200	2,937,455

Telecommunication Equipment — 2.9%
ADTRAN, Inc.	110,000	2,869,900

Transport-Truck — 2.7%
YRC Worldwide, Inc.†	83,000	2,665,960

Total Common Stock
(cost $73,455,552)		86,602,100

RIGHTS — 0.0%
Specified Purpose Acquisitions — 0.0%
Groupe Bruxelles Lambert SA VVPR
(cost $0)	2,200	60

Total Long-Term Investment Securities
(cost $73,455,552)		86,602,160
SHORT-TERM INVESTMENT SECURITIES — 13.1%
Time Deposits — 13.1%
Euro Time Deposit with State Street Bank & Trust Co.
1.80% due 08/01/07	$434,000	434,000
Euro Time Deposit with State Street Bank & Trust Co.
2.80% due 08/01/07	4,630,000	4,630,000
Euro Time Deposit with State Street Bank & Trust Co.
4.05% due 08/01/07	7,860,000	7,860,000

Total Short-Term Investment Securities
(cost $12,924,000)		12,924,000

TOTAL INVESTMENTS
(cost $86,379,552) (2)	100.7%	99,526,160
Liabilities in excess of other assets	(0.7)	(738,216)

NET ASSETS	100.0%	$98,787,944

†	Non-income producing security.
(1)	Security was valued using fair value procedures at July 31, 2007. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(2)	See Note 4 for cost of investments on a tax basis.
VVPR	— Reduced tax rate shares

See Notes to Portfolio of Investments

FOCUSED SMALL-CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS — July 31, 2007 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 99.0%
Aerospace/Defense — 2.6%
Armor Holdings, Inc.†	86,400	$7,601,472

Agricultural Operations — 2.1%
Andersons, Inc.	139,027	5,960,087

Airlines — 3.5%
Alaska Air Group, Inc.†	132,500	3,091,225
Republic Airways Holdings, Inc.†	359,400	6,932,826
		10,024,051
Audio/Video Products — 1.2%
TiVo, Inc.†	615,000	3,382,500

Cellular Telecom — 1.6%
Syniverse Holdings, Inc.†	350,500	4,714,225

Chemicals-Diversified — 1.7%
Olin Corp.	240,000	5,008,800

Consumer Products-Misc. — 1.5%
Helen of Troy, Ltd.†	191,300	4,248,773

Data Processing/Management — 1.8%
Fair Isaac Corp.	134,800	5,292,248

Distribution/Wholesale — 0.4%
Houston Wire & Cable Co.†	50,000	1,288,500

E-Commerce/Products — 2.7%
NutriSystem, Inc.†	140,000	7,800,800

Electric-Integrated — 3.1%
Integrys Energy Group, Inc.	102,100	5,052,929
Westar Energy, Inc.	175,000	4,028,500
		9,081,429
Electronic Components-Semiconductors — 2.1%
SiRF Technology Holdings, Inc.† (1)	255,000	5,977,200

Energy-Alternate Sources — 0.4%
Aventine Renewable Energy Holdings, Inc.†	67,000	1,081,380

Finance-Investment Banker/Broker — 2.5%
Knight Capital Group, Inc., Class A†	139,500	1,972,530
Piper Jaffray Cos., Inc.†	109,000	5,223,280
		7,195,810
Food-Confectionery — 1.6%
J. M. Smucker Co.	85,400	4,766,174

Food-Misc. — 1.7%
Seaboard Corp.	2,500	5,000,000

Food-Wholesale/Distribution — 1.5%
Nash Finch Co.	106,500	4,288,755

Footwear & Related Apparel — 3.6%
Steven Madden, Ltd.	139,000	3,919,800
Wolverine World Wide, Inc.	244,400	6,613,464
		10,533,264
Health Care Cost Containment — 1.4%
Healthspring, Inc.†	234,300	4,006,530

Human Resources — 2.5%
MPS Group, Inc.†	553,700	7,380,821

Insurance-Life/Health — 1.5%
Delphi Financial Group, Inc., Class A	109,400	4,394,598

Insurance-Property/Casualty — 3.2%
Argonaut Group, Inc.	154,600	4,256,138
Selective Insurance Group, Inc.	244,500	5,017,140
		9,273,278
Insurance-Reinsurance — 3.4%
Endurance Specialty Holdings, Ltd.	127,900	4,783,460
Platinum Underwriters Holdings, Ltd.	151,500	5,029,800
		9,813,260
Internet Security — 0.7%
Blue Coat Systems, Inc.†	40,000	1,949,200

Investment Companies — 1.7%
Hercules Technology Growth Capital, Inc.	400,000	4,908,000

Machinery-General Industrial — 1.8%
Gardner Denver, Inc.†	121,800	5,065,662

Machinery-Material Handling — 1.1%
Columbus McKinnon Corp.†	120,000	3,078,000

Medical Products — 3.0%
Orthofix International NV†	85,000	3,660,100
The Cooper Cos., Inc.	98,800	4,952,844
		8,612,944
Medical-Generic Drugs — 2.4%
Perrigo Co.	365,600	6,818,440

Medical-Hospitals — 1.4%
LifePoint Hospitals, Inc.†	135,100	3,992,205

Metal-Iron — 2.3%
Cleveland-Cliffs, Inc.	95,200	6,594,504

Mining — 2.2%
Novagold Resources, Inc.	425,000	6,375,000

Networking Products — 3.4%
Anixter International, Inc.†	120,600	9,967,590

Oil Companies-Exploration & Production — 6.4%
Edge Petroleum Corp.†	312,947	3,883,672
Parallel Petroleum Corp.†	247,800	5,047,686
PetroHawk Energy Corp.†	339,800	5,093,602
Petroquest Energy, Inc.†	367,800	4,601,178
		18,626,138
Real Estate Investment Trusts — 1.8%
Home Properties, Inc.	11,800	546,340
Inland Real Estate Corp.	310,200	4,690,224
		5,236,564
Retail-Apparel/Shoe — 3.5%
Charming Shoppes, Inc.†	257,600	2,545,088
Men’s Wearhouse, Inc.	97,100	4,796,740
Payless ShoeSource, Inc.†	110,000	2,928,200
		10,270,028
Retail-Pawn Shops — 2.2%
Cash America International, Inc.	175,400	6,423,148

Specified Purpose Acquisitions — 2.4%
Star Maritime Acquisition Corp.†	491,165	6,851,752

Telecommunication Equipment — 2.3%
Arris Group, Inc.†	457,600	6,781,632

Telephone-Integrated — 1.7%
Alaska Communications Systems Group, Inc.	340,500	4,892,985

Tobacco — 1.7%
Vector Group, Ltd.	230,900	4,941,260

Transport-Marine — 9.4%
Genco Shipping & Trading, Ltd.	184,000	10,364,720
StealthGas, Inc.	323,298	5,570,425
Tsakos Energy Navigation, Ltd.	154,500	11,230,605
		27,165,750
Total Long-Term Investment Securities
(cost $278,450,247)		286,664,757

REPURCHASE AGREEMENTS — 2.6%
State Street Bank & Trust Co. Joint Repurchase Agreement (2)	$7,010,000	7,010,000
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 07/31/07, to be repurchased 08/01/07 in the amount of $556,046 and collateralized by $585,000 of Federal National Mtg. Assoc. Notes, bearing interest at 6.00%, due 07/25/25 and having an approximate value of $568,181	556,000	556,000
Total Repurchase Agreements
(cost $7,566,000)		7,566,000

TOTAL INVESTMENTS
(cost $286,016,247) (3)	101.6%	294,230,757
Liabilities in excess of other assets	(1.6)	(4,653,171)

NET ASSETS	100.0%	$289,577,586

†	Non-income producing security.
(1)	A portion of this security is subject to options written.
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 4 for cost of investments on a tax basis.

Written Call Options

Issue	Contract Month	Strike Price	Number of Contracts	Premiums Received	Market Value at July 31, 2007	Unrealized Appreciation (Depreciation)

SiRF Technology Holdings Inc.	August 2007	$25	200	$27,600	$25,000	$2,600
SiRF Technology Holdings Inc.	August 2007	23	300	75,899	72,000	3,899
			500	$103,499	$97,000	$6,499

Open Futures Contracts

Number of		Expiration	Value at	Value as of	Unrealized
Contracts	Description	Date	Trade Date	July 31, 2007	Depreciation

9 Long	Russell E-Mini 2000 Index	September 2007	$748,010	$702,900	$(45,110)

See Notes to Portfolio of Investments

FOCUSED GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS — July 31, 2007 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 88.3%
Aerospace/Defense — 3.2%
General Dynamics Corp.	134,357	$10,555,086
Lockheed Martin Corp.	89,325	8,796,726
		19,351,812
Banks-Super Regional — 1.6%
Wachovia Corp.	205,700	9,711,097

Cable TV — 9.7%
Comcast Corp. Class A†	1,314,464	34,530,969
Comcast Corp., Special Class A†	897,800	23,495,426
		58,026,395
Casino Hotel — 7.4%
Las Vegas Sands Corp.†	504,652	44,030,887

Cellular Telecom — 2.2%
NII Holdings, Inc.†	158,600	13,325,572

Computers — 5.0%
Apple, Inc.†	129,308	17,037,622
Dell, Inc.†	463,600	12,966,892
		30,004,514
Diversified Manufacturing Operations — 3.6%
General Electric Co.	556,100	21,554,436

Finance-Investment Banker/Broker — 6.9%
Citigroup, Inc.	452,000	21,049,640
Merrill Lynch & Co., Inc.	272,100	20,189,820
		41,239,460
Medical Information Systems — 3.0%
Eclipsys Corp.†	810,800	17,618,684

Medical Products — 3.4%
Johnson & Johnson	338,990	20,508,895

Medical-Biomedical/Gene — 2.9%
Genentech, Inc.†	236,074	17,559,184

Medical-HMO — 5.0%
UnitedHealth Group, Inc.	350,494	16,974,425
WellPoint, Inc.†	173,400	13,025,808
		30,000,233

Metal-Diversified — 3.8%
Freeport-McMoRan Copper & Gold, Inc.	240,900	22,639,782

Oil Companies-Integrated — 10.0%
Chevron Corp.	248,000	21,144,480
Exxon Mobil Corp.	451,650	38,448,965
		59,593,445
Oil-Field Services — 3.1%
Schlumberger, Ltd.	191,724	18,160,097

Retail-Restaurants — 2.7%
McDonald’s Corp.	338,621	16,209,787

Telephone-Integrated — 9.9%
AT&T, Inc.	861,031	33,717,974
Level 3 Communications, Inc.†	4,796,600	25,086,218
		58,804,192
Wireless Equipment — 4.9%
Crown Castle International Corp.†	798,000	28,927,500

Total Common Stock
(cost $484,757,889)		527,265,972

EXCHANGE TRADED FUNDS — 3.6%
Index Fund-Mid Cap — 3.6%
Utilities Select Sector SPDR Fund
(cost $22,931,566)	557,400	21,181,200

Total Long-Term Investment Securities
(cost $507,689,455)		548,447,172

REPURCHASE AGREEMENTS (1) — 7.3%
State Street Bank & Trust Co.
Joint Repurchase Agreement	$6,920,000	6,920,000
UBS Securities, LLC
Joint Repurchase Agreement	6,288,000	6,288,000
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 07/31/07, to be repurchased 08/01/07 in the amount of $30,597,550 and collateralized by $31,970,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00%, due 03/05/19 and having an approximate value of $31,210,936	30,595,000	30,595,000
Total Repurchase Agreements
(cost $43,803,000)		43,803,000

TOTAL INVESTMENTS
(cost $551,492,455) (2)	99.2%	592,250,172
Other assets less liabilities	0.8	4,883,980

NET ASSETS	100.0%	$597,134,152

†	Non-income producing security.
(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

FOCUSED INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS — July 31, 2007 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1) (1)

COMMON STOCK — 97.9%
Australia — 1.7%
Macquarie Bank, Ltd.	94,150	$6,542,603

Austria — 2.2%
Erste Bank der Oesterreichischen Sparkassen AG	111,733	8,417,558

Cyprus — 3.3%
Marfin Popular Bank Public Co.	947,431	12,525,918

Germany — 17.1%
Bayerische Motoren Werke AG	208,000	12,852,580
Continental AG	125,915	18,024,083
Deutsche Bank AG	80,368	10,898,357
Fresenius AG	136,400	10,837,045
Siemens AG	93,812	11,787,692
		64,399,757

Hong Kong — 1.6%
China Merchants Holdings International Co., Ltd.	1,269,000	6,177,722

Italy — 2.5%
UniCredito Italiano SpA	1,096,399	9,250,654

Japan — 24.0%
Daiwa Securities Group, Inc.	626,000	6,634,189
Hoya Corp.	405,400	12,906,631
Mitsubishi UFJ Financial Group, Inc.	1,088	11,614,879
Nintendo Co., Ltd.	21,400	10,479,474
Rohm Co., Ltd.	167,000	14,164,850
Square Enix Co., Ltd.	394,500	11,455,576
THK Co., Ltd.	406,300	9,627,779
Yamada Denki Co., Ltd.	135,400	13,552,782
		90,436,160
Singapore — 2.7%
CapitaLand, Ltd.	2,060,000	10,049,147

South Korea — 7.5%
Samsung Electronics Co., Ltd.	21,600	14,219,587
SK Telecom Co., Ltd.	63,750	14,230,728
		28,450,315
Sweden — 2.3%
Atlas Copco AB, Class A	510,446	8,770,460

Switzerland — 10.3%
Holcim, Ltd.	151,581	16,082,207
Lonza Group AG	134,852	12,755,761
Roche Holding AG	56,435	9,994,114
		38,832,082
United Kingdom — 22.7%
British Sky Broadcasting Group PLC	1,383,000	18,571,845
Diageo PLC	776,800	15,824,908
Enodis PLC	3,816,500	14,705,010
GlaxoSmithKline PLC	693,000	17,675,541
Tesco PLC	2,270,020	18,638,707
		85,416,011
Total Long-Term Investment Securities
(cost $326,174,347)		369,268,387

SHORT-TERM INVESTMENT SECURITIES — 0.9%
Euro Time Deposit with State Street Bank & Trust Co.
2.80% due 08/01/07 (cost $3,504,000)	$3,504,000	3,504,000

REPURCHASE AGREEMENTS — 1.6%
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 07/31/07, to be repurchased 08/01/07 in the amount of $2,800,233 and collateralized by $2,960,000 Federal National Mtg. Assoc. Notes, bearing interest at 5.50% due 05/10/27 and having approximate value of $2,860,100	2,800,000	2,800,000
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 07/31/07, to be repurchased 08/01/07 in the amount of $3,126,261 and collateralized by $3,200,000 Federal Home Loan Mtg. Notes, bearing interest at 5.63% due 08/16/07 and having approximate value of $3,192,000.	3,126,000	3,126,000

Total Repurchase Agreements
(cost $5,926,000)		5,926,000

TOTAL INVESTMENTS —
(cost $335,604,347) (2)	100.4%	378,698,387
Liabilities in excess of other assets	(0.4)	(1,450,842)

NET ASSETS —	100.0%	$377,247,545

(1)

A substantial number of the Portfolio’s holdings were valued using fair value procedures at July 31, 2007. At July 31, 2007, the aggregate values of these securities was $369,268,387 representing 97.9% of net assets. See Note 1 regarding fair value pricing procedures for foreign equity securities.

(2)	See Note 4 for cost of investments on a tax basis.

Open Forward Foreign Currency Contracts

Contract		In		Delivery	Gross Unrealized
to Deliver		Exchange For		Date	Appreciation
GBP	4,240,000	USD	8,605,504	01/18/2008	$24,000
GBP	1,040,000	USD	2,124,304	01/23/2008	19,677
					$43,677

Contract		In		Delivery	Gross Unrealized
to Deliver		Exchange For		Date	Depreciation
GBP	2,310,000	USD	4,523,303	09/24/2007	$(164,759)
GBP	4,800,000	USD	9,459,456	10/05/2007	(280,134)
GBP	3,970,000	USD	7,945,359	10/19/2007	(107,882)
GBP	6,080,000	USD	12,025,085	12/20/2007	(289,624)
GBP	3,260,000	USD	6,529,454	01/07/2008	(70,450)
					$(912,849)
Net Unrealized Appreciation (Depreciation)					$(869,172)

GBP - British Pound Sterling

USD - United States Dollar

Portfolio Breakdown by Industry as a Percentage of Net Assets:

Banks-Commercial	14.0%
Electronic Components-Semiconductors	7.5
Medical-Drugs	7.3
Diversified Operations	5.5
Food-Retail	5.0
Television	4.9
Rubber-Tires	4.8
Building Products-Cement	4.3
Beverages-Wine/Spirits	4.2
Cellular Telecom	3.8
Retail-Consumer Electronics	3.6
Finance-Investment Banker/Broker	3.5
Auto-Cars/Light Trucks	3.4
Chemicals-Specialty	3.4
Electronic Components-Misc.	3.4
Diversified Manufacturing Operations	3.1
Entertainment Software	3.0
Dialysis Centers	2.9
Toys	2.8
Real Estate Operations & Development	2.7
Machine Tools & Related Products	2.5
Machinery-Construction & Mining	2.3
Repurchase Agreements	1.6
Time Deposits	0.9
100.4%

See Notes to Portfolio of Investments

FOCUSED TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS — July 31, 2007 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 93.7%
Applications Software — 3.2%
Microsoft Corp.	81,300	$2,356,887

Batteries/Battery Systems — 2.3%
Energy Conversion Devices, Inc.†	56,340	1,681,749

Cable TV — 3.0%
Comcast Corp., Special Class A†	85,745	2,243,947

Computers — 10.6%
Apple, Inc.†	40,345	5,315,857
Hewlett-Packard Co.	56,400	2,596,092
		7,911,949
Computers-Integrated Systems — 2.5%
Riverbed Technology, Inc.†	42,227	1,864,744

Computers-Memory Devices — 6.0%
Network Appliance, Inc.†	82,500	2,338,050
SanDisk Corp.†	38,965	2,089,693
		4,427,743
Decision Support Software — 3.5%
Cognos, Inc.†	65,000	2,607,800

E-Commerce/Services — 6.1%
eBay, Inc.†	77,320	2,505,168
Move, Inc.†	600,070	2,010,234
		4,515,402
Electronic Components-Semiconductors — 4.7%
NVIDIA Corp.†	20,515	938,766
Texas Instruments, Inc.	73,500	2,586,465
		3,525,231
Electronic Forms — 2.7%
Adobe Systems, Inc.†	49,985	2,013,896

Energy-Alternate Sources — 3.4%
Suntech Power Holdings Co., Ltd. ADR†	63,480	2,560,148

Enterprise Software/Service — 7.0%
Lawson Software, Inc.†	271,800	2,590,254
Oracle Corp.†	135,800	2,596,496
		5,186,750
Entertainment Software — 2.3%
Electronic Arts, Inc.†	34,805	1,692,915

Finance-Investment Banker/Broker — 3.9%
E*TRADE Financial Corp.†	156,040	2,889,861

Finance-Other Services — 3.3%
CME Group, Inc.	4,487	2,479,067

Internet Infrastructure Software — 2.9%
Opsware, Inc.†	154,765	2,182,187

Networking Products — 6.1%
Cisco Systems, Inc.†	96,900	2,801,379
Foundry Networks, Inc.†	97,342	1,712,246
		4,513,625
Semiconductors Components-Intergrated Circuits — 1.8%
Integrated Device Technology, Inc.†	81,200	1,321,124

Web Hosting/Design — 4.9%
Equinix, Inc.†	41,945	3,645,440

Web Portals/ISP — 6.8%
Google, Inc., Class A†	9,832	5,014,320

Wireless Equipment — 6.7%
American Tower Corp.†	77,810	3,241,565
Nokia Oyj ADR	60,675	1,737,732
		4,979,297
Total Long-Term Investment Securities
(cost $58,038,263)		69,614,082

REPURCHASE AGREEMENTS — 5.2%

State Street Bank & Trust Co.
Joint Repurchase Agreement (1)	$1,564,000	1,564,000
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 07/31/07, to be repurchased 08/01/07 in the amount of $1,815,151 and collateralized by $1,910,000 of Federal National Mtg. Assoc. Notes, bearing interest at 6.00%, due 07/25/25 and having an approximate value of $1,855,088	1,815,000	1,815,000
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 07/31/07, to be repurchased 08/01/07 in the amount of $508,042 and collateralized by $525,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 5.40%, due 03/17/21 and having an approximate value of $521,573	508,000	508,000

Total Repurchase Agreements
(cost $3,887,000)		3,887,000

TOTAL INVESTMENTS
(cost $61,925,263) (2)	98.9%	73,501,082
Other assets less liabilities	1.1	836,057

NET ASSETS	100.0%	$74,337,139

†	Non-income producing security.
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depository Receipt

See Notes to Portfolio of Investments

FOCUSED DIVIDEND STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS — July 31, 2007 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 96.1%
Apparel Manufacturer — 3.4%
VF Corp.	76,100	$6,528,619

Auto-Cars/Light Trucks — 3.0%
General Motors Corp.	174,600	5,657,040

Building & Construction Products-Misc. — 2.7%
Masco Corp.	191,600	5,213,436

Chemicals-Diversified — 9.8%
Dow Chemical Co.	140,300	6,100,244
du Pont (E.I.) de Nemours & Co.	132,200	6,177,706
PPG Industries, Inc.	83,600	6,376,172
		18,654,122
Commercial Services-Finance — 2.6%
H&R Block, Inc.	250,000	4,987,500

Diversified Manufacturing Operations — 6.7%
3M Co.	74,500	6,624,540
General Electric Co.	156,800	6,077,568
		12,702,108
Electronic Components-Misc. — 3.8%
Gentex Corp.	370,300	7,309,722

Finance-Investment Banker/Broker — 5.3%
Citigroup, Inc.	107,900	5,024,903
J.P. Morgan Chase & Co.	117,000	5,149,170
		10,174,073
Food-Misc. — 3.5%
Kraft Foods, Inc., Class A	201,842	6,610,326

Medical-Drugs — 9.2%
Bristol-Myers Squibb Co.	234,000	6,647,940
Merck & Co., Inc.	130,300	6,469,395
Pfizer, Inc.	192,100	4,516,271
		17,633,606
Metal-Copper — 6.5%
Southern Copper Corp.	109,700	12,364,287

Metal-Diversified — 4.3%
Freeport-McMoRan Copper & Gold, Inc.	87,000	8,176,260

Oil Companies-Integrated — 3.6%
Chevron Corp.	79,600	6,786,696

Paper & Related Products — 2.7%
Louisiana-Pacific Corp.	273,800	5,070,776

Publishing-Newspapers — 4.4%
Dow Jones & Co., Inc.	147,300	8,452,074

Retail-Apparel/Shoe — 2.6%
Limited Brands, Inc.	203,200	4,907,280

Telecom Services — 3.7%
Embarq Corp.	114,300	7,062,597

Telephone-Integrated — 6.8%
AT&T, Inc.	168,900	6,614,124
Verizon Communications, Inc.	150,300	6,405,786
		13,019,910
Tobacco — 7.7%
Altria Group, Inc.	64,400	4,280,668
Reynolds American, Inc.	82,200	5,028,174
UST, Inc.	99,600	5,333,580
		14,642,422

Toys — 3.8%
Hasbro, Inc.	261,600	7,330,032

Total Long-Term Investment Securities
(cost $152,059,273)		183,282,886

REPURCHASE AGREEMENT — 3.9%
State Street Bank & Trust Co. Joint Repurchase Agreement (1) (cost $7,463,000)	$7,463,000	7,463,000

TOTAL INVESTMENTS
(cost $159,522,273) (2)	100.0%	190,745,886
Liabilities in excess of other assets	0.0	(32,575)

NET ASSETS	100.0%	$190,713,311

(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

FOCUSED STARALPHA PORTFOLIO

PORTFOLIO OF INVESTMENTS — July 31, 2007 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 81.5%
Aerospace/Defense-Equipment — 2.1%
United Technologies Corp.	37,000	$2,699,890

Airlines — 2.4%
Copa Holdings SA, Class A	56,700	3,113,397

Airport Development/Maintenance — 0.7%
Beijing Capital International Airport Co., Ltd. (1)	540,000	894,135

Banks-Commercial — 1.6%
ICICI Bank, Ltd. ADR	46,961	2,081,312

Brewery — 2.1%
Carlsberg A/S (1)	21,860	2,693,873

Broadcast Services/Program — 2.4%
Liberty Global, Inc., Class A†	74,010	3,103,239

Building & Construction Products-Misc. — 2.2%
Masco Corp.	106,360	2,894,056

Cable TV — 2.0%
Comcast Corp., Class A†	100,000	2,627,000

Casino Hotel — 2.1%
Wynn Resorts, Ltd.	28,300	2,732,648

Cellular Telecom — 1.8%
MTN Group, Ltd. (1)	164,900	2,308,198

Computer Services — 2.0%
Electronic Data Systems Corp.	98,000	2,645,020

Computers-Memory Devices — 3.7%
EMC Corp.†	144,000	2,665,440
Network Appliance, Inc.†	76,000	2,153,840
		4,819,280
Cosmetics & Toiletries — 2.2%
Procter & Gamble Co.	45,000	2,783,700

Diversified Operations — 0.9%
Leucadia National Corp.	32,000	1,203,200

Electronic Components-Semiconductors — 2.2%
ON Semiconductor Corp.†	237,500	2,807,250

Finance-Credit Card — 2.4%
American Express Co.	53,050	3,105,547

Finance-Other Services — 2.5%
NYSE Euronext	18,000	1,386,360
Singapore Exchange, Ltd. (1)	144,000	918,517
The Nasdaq Stock Market, Inc.†	32,000	984,640
		3,289,517
Food-Misc. — 1.0%
Kraft Foods, Inc., Class A	40,000	1,310,000

Food-Retail — 3.5%
Safeway, Inc.	65,000	2,071,550
The Kroger Co.	95,000	2,466,200
		4,537,750
Forestry — 1.8%
Weyerhaeuser Co.	32,577	2,320,785

Home Furnishings — 1.0%
Tempur-Pedic International, Inc.	42,400	1,320,760

Independent Power Producers — 2.2%
Dynegy, Inc., Class A†	144,000	1,283,040
Mirant Corp.†	6,250	236,437
Reliant Energy, Inc.†	50,000	1,284,000
		2,803,477
Insurance-Multi-line — 1.9%
CNA Financial Corp.	59,000	2,449,680

Investment Companies — 0.1%
BAM Investments, Ltd. (1)†	5,000	130,062

Medical-Biomedical/Gene — 1.5%
Amgen, Inc.†	35,797	1,923,731

Medical-Drugs — 2.2%
Cubist Pharmaceuticals, Inc.†	124,800	2,877,888

Medical-HMO — 2.0%
Aetna, Inc.	54,000	2,595,780

Metal-Copper — 2.2%
Southern Copper Corp.	25,000	2,817,750

Multimedia — 2.0%
Publishing & Broadcasting, Ltd. (1)	166,188	2,599,999

Office Automation & Equipment — 1.9%
Xerox Corp.†	140,000	2,444,400

Oil Companies-Exploration & Production — 0.9%
OAO Gazprom ADR	28,000	1,218,000

Oil Refining & Marketing — 1.5%
Valero Energy Corp.	29,000	1,943,290

Pharmacy Services — 2.0%
Express Scripts, Inc.†	51,000	2,556,630

Physical Therapy/Rehabilation Centers — 1.8%
Psychiatric Solutions, Inc.†	68,000	2,318,120

Pipelines — 2.5%
Kinder Morgan Management LLC†	63,614	3,174,339

Real Estate Investment Trusts — 2.4%
Link REIT (1)	187,000	390,266
Vornado Realty Trust	25,695	2,750,136
		3,140,402
Real Estate Management/Services — 3.0%
CB Richard Ellis Group, Inc., Class A†	69,100	2,412,972
Mitsubishi Estate Co., Ltd. (1)	60,000	1,524,753
		3,937,725
Real Estate Operations & Development — 2.8%
Brookfield Asset Management, Inc., Class A	48,000	1,686,720
CapitaLand, Ltd. (1)	405,000	1,975,682
		3,662,402
Retail-Apparel/Shoe — 0.0%
Lululemon Athletica, Inc.†	200	6,428

Textile-Products — 1.9%
Cremer SA (1)†	216,300	2,472,755

Transactional Software — 2.1%
Systems Xcellence, Inc. (1)†	98,000	2,774,278

Web Portals/ISP — 2.0%
Google, Inc.†	5,000	2,550,000

Total Long-Term Investment Securities
(cost $111,108,582)		105,687,693

SHORT-TERM INVESTMENT SECURITIES — 12.7%
Commercial Paper — 0.4%
Rabobank USA Financial Corp.
5.33% due 08/01/07	$500,000	500,000

Time Deposits — 12.3%
Euro Time Deposit with State Street & Trust Co.
1.80% due 08/01/07	488,000	488,000
Euro Time Deposit with State Street & Trust Co.
2.80% due 08/01/07	1,377,000	1,377,000
State Street Euro Time Deposit
4.05% due 08/01/07	14,063,000	14,063,000
		15,928,000

Total Short-Term Investment Securities
(cost $16,428,000)		16,428,000

REPURCHASE AGREEMENTS (2) — 4.6%
State Street Bank & Trust Co.
Joint Repurchase Agreement	3,008,000	3,008,000
UBS Securities, LLC Joint Repurchase Agreement	3,008,000	3,008,000
Total Repurchase Agreements
(cost $6,016,000)		6,016,000

TOTAL INVESTMENTS
(cost $133,552,582) (3)	98.8%	128,131,693
Other assets less liabilities	1.2	1,532,151

NET ASSETS	100.0%	$129,663,844

†	Non-income producing security
(1)	Security was valued using fair value procedures at July 31, 2007. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(2)	See Note 2 for details for Joint Repurchase Agreement.
(3)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depository Receipt

See Notes to Portfolio of Investments

Note 1. Security Valuation

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and a Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Directors (the “Board”) to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board. The value of any shares of open-end funds held by a Portfolio will be calculated using the net asset value of such funds. The Prospectuses for any such open-end funds should explain the circumstances under which these funds use fair value pricing and the effects of using fair value pricing.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to a Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Future contracts traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market. Mutual funds held by a Portfolio are valued at the net asset value (market value) of the underlying fund.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Note 2. Repurchase Agreements

As of July 31, 2007, the following Portfolios held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

Portfolio	Percentage Interest	Principal Amount

Focused Growth	13.86%	$17,868,000
Focused Large-Cap Value	3.47	4,473,000
Focused Small-Cap Value	5.44	7,010,000
Focused Growth and Income	5.37	6,920,000
Focused Technology	1.21	1,564,000
Focused Dividend Strategy	5.79	7,463,000
Focused StarALPHA	2.33	3,008,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated July 31, 2007, bearing interest at a rate of 4.57% per annum, with a principal amount of $128,883,000, a repurchase price of $128,899,361, and a maturity date of August 01, 2007.The repurchase agreement is collateralized by the following:

Types of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Bonds	8.75%	05/15/2020	$66,980,000	$92,097,500
U.S. Treasury Bonds	8.13	08/15/2019	24,815,000	32,755,800
U.S. Treasury Bonds	4.50	02/15/2036	6,980,000	6,613,550

In addition, at July 31, 2007, the following Portfolios held an undivided interest in a joint repurchase agreement with UBS Securities LLC:

Fund	Percentage Interest	Principal Amount
Focused Growth	15.00%	$30,000,000
Focused Growth and Income	3.14	6,288,000
Focused StarALPHA	1.50	3,008,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities LLC, dated July 31, 2007, bearing interest at a rate of 5.09% per annum, with a principal amount of $200,000,000, a repurchase price of $200,028,278, and a maturity date of August 01, 2007.The repurchase agreement is collateralized by the following:

Types of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Bonds	2.00%	07/15/2014	$200,000,000	$204,000,863

Note 3. Transactions with Affiliates

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various funds advised by AIG SunAmerica Asset Management Corp. (“AIG SunAmerica” or the “Advisor”) (“AIG SunAmerica Funds”). For the nine months ended July 31, 2007, transactions in these securities were as follows:

			Capital Gain
			Distribution	Market Value at
Portfolio	Security	Income	Received	October 31, 2006
Focused Equity Strategy	Various AIG SunAmerica Funds*	$1,599,895	$44,296,478	$651,893,584
Focused Multi-Asset Strategy	Various AIG SunAmerica Funds*	7,084,949	49,067,744	852,639,080
Focused Balanced Strategy	Various AIG SunAmerica Funds*	6,146,094	21,146,757	466,420,686
Focused Fixed Income and
Equity Strategy	Various AIG SunAmerica Funds*	1,511,641	1,328,374	64,938,651
Focused Fixed Income Strategy	Various AIG SunAmerica Funds*	773,063	86,095	23,435,588

					Change in
		Cost of	Cost of	Realized	Unrealized	Market Value at
Portfolio	Security	Purchases	Sales	Gain (Loss)	Gain (Loss)	July 31, 2007
Focused Equity Strategy	Various AIG SunAmerica Funds*	$590,694,285	$656,858,038	$85,888,445	$(72,367,040)	$599,251,236
Focused Multi-Asset Strategy	Various AIG SunAmerica Funds*	377,747,853	373,879,906	100,665,880	(95,921,593)	861,251,314
Focused Balanced Strategy	Various AIG SunAmerica Funds*	298,265,579	337,120,237	43,607,328	(39,093,659)	432,079,697
Focused Fixed Income and Equity Strategy	Various AIG SunAmerica Funds*	32,608,300	35,538,493	2,967,601	(3,845,385)	61,130,674
Focused Fixed Income Strategy	Various AIG SunAmerica Funds*	14,648,030	12,938,384	757,376	(1,105,939)	24,796,671

* See Portfolio of Investments for details.

Note 4. Federal Income Taxes

As of July 31, 2007, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

	Focused	Focused	Focused	Focused	Focused
	Equity Strategy	Multi-Asset Strategy	Balanced Strategy	Fixed Income and	Fixed Income Strategy
	Portfolio	Portfolio	Portfolio	Equity Strategy Portfolio	Portfolio
Cost	$597,835,727	$837,200,420	$433,406,059	$62,188,211	$25,494,851
Appreciation	10,377,429	39,831,115	5,755,493	441,162	—
Depreciation	(8,961,920)	(15,780,221)	(7,081,855)	(1,498,699)	(698,180)
Net unrealized appreciation (depreciation)	$1,415,509	$24,050,894	$(1,326,362)	$(1,057,537)	$(698,180)

		Focused			Focused Large-
	Focused Large-Cap	Growth	Focused Mid-Cap	Focused Small-Cap	Cap Value
	Growth Portfolio	Portfolio	Growth	Growth Portfolio	Portfolio
Cost	$698,809,660	$451,705,018	$90,824,462	$264,694,265	$217,622,697
Appreciation	112,619,895	100,161,698	9,187,710	74,904,067	22,548,939
Depreciation	(34,185,826)	(18,772,817)	(3,129,959)	(13,896,585)	(7,438,319)
Net unrealized appreciation (depreciation)	$78,434,069	$81,388,881	$6,057,751	$61,007,482	$15,110,620

	Focused	Focused Mid-Cap		Focused Growth	Focused
	Value	Value	Focused Small-Cap	and Income	International
	Portfolio	Portfolio	Value Portfolio	Portfolio	Equity Portfolio
Cost	$675,121,264	$86,379,552	$287,894,300	$551,779,022	$335,661,371
Appreciation	124,006,187	15,541,010	24,993,219	55,197,582	49,561,128
Depreciation	(15,040,447)	(2,395,039)	(18,656,762)	(14,726,432)	(6,528,834)
Net unrealized appreciation (depreciation)	$108,965,740	$13,145,971	$6,336,457	$40,471,150	$43,032,294

	Focused	Focused	Focused
	Technology	Dividend Strategy	StarALPHA
	Portfolio	Portfolio	Portfolio
Cost	$62,359,568	$159,945,639	$133,552,582
Appreciation	14,953,524	33,982,343	704,545
Depreciation	(3,810,498)	(3,182,097)	(6,125,434)
Net unrealized appreciation (depreciation)	$11,143,026	$30,800,246	$(5,420,889

Note 5. Other Information

The matter related to AIG’s settlement with the Securities and Exchange Commission (the “Commission”) and other governmental authorities that was reported in recent shareholder reports has been resolved.  With respect to such matter, in September 2007, the Commission issued a permanent exemptive order (the “Order”) pursuant to Section 9(c) of the Investment Company Act of 1940, as amended, to American International Group, Inc. (AIG) and certain affiliated persons of AIG, including AIG SunAmerica and AIG Capital Services, Inc.  The Order permits each entity to continue to provide advisory or distribution services to the Portfolios.  There has been no adverse impact on the Portfolios or the Portfolio’s shareholders.

ADDITIONAL INFORMATION

Additional information is available in the SunAmerica Focused Series, Inc.’s Annual and Semi-annual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-
3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Focused Series, Inc.

By:	/s/ Vincent M. Marra
Vincent M. Marra
President

Date: September 27, 2007

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Vincent M. Marra
Vincent M. Marra
President

Date: September 27, 2007

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: September 27, 2007